Other assets and liabilities - Summary of Other Assets (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Financial Assets [Line Items]
Other non-financial assets, Current	R$ 9,175	R$ 9,323
Other non-financial assets, Non-current	6,598	5,368
Other non-financial assets, Total	15,773	14,691
Other financial assets, Current	81,144	87,498
Other financial assets, Non-current	12,117	7,254
Other financial assets, Total	93,255	94,752
Other financial assets at amortised cost, Current	81,138	87,498
Other financial assets at amortised cost, Non-current	12,117	7,254
Other financial assets at amortised cost, Total	93,255	94,752
Other financial assets at fair value through profit or loss, Current	6
Other financial assets at fair value through profit or loss, Total	6
Receivables from credit card issuers [Member]
Disclosure of Financial Assets [Line Items]
Other financial assets at amortised cost, Current	43,511	42,395
Other financial assets at amortised cost, Total	43,511	42,395
Deposits in guarantee for contingent liabilities, provisions and legal obligations [Member]
Disclosure of Financial Assets [Line Items]
Other financial assets at amortised cost, Current	1,338	7,990
Other financial assets at amortised cost, Non-current	11,355	6,530
Other financial assets at amortised cost, Total	12,693	14,520
Trading and intermediation of securities [Member]
Disclosure of Financial Assets [Line Items]
Other financial assets at amortised cost, Current	28,021	26,544
Other financial assets at amortised cost, Non-current	233	207
Other financial assets at amortised cost, Total	28,254	26,751
Income receivable [member]
Disclosure of Financial Assets [Line Items]
Other financial assets at amortised cost, Current	2,941	3,236
Other financial assets at amortised cost, Non-current	38
Other financial assets at amortised cost, Total	2,979	3,236
Operations without credit granting characteristics, net of provisions [Member]
Disclosure of Financial Assets [Line Items]
Other financial assets at amortised cost, Current	2,995	3,612
Other financial assets at amortised cost, Non-current	481	5
Other financial assets at amortised cost, Total	3,476	3,617
Insurance and reinsurance operations [Member]
Disclosure of Financial Assets [Line Items]
Other financial assets at amortised cost, Current	1,312	836
Other financial assets at amortised cost, Non-current	10	511
Other financial assets at amortised cost, Total	1,322	1,347
Net amount receivables from reimbursement of provisions [member]
Disclosure of Financial Assets [Line Items]
Other financial assets at amortised cost, Current	919	978
Other financial assets at amortised cost, Total	919	978
Deposits in guarantee of fund raisings abroad [Member]
Disclosure of Financial Assets [Line Items]
Other financial assets at amortised cost, Current	101	1,864
Other financial assets at amortised cost, Non-current		1
Other financial assets at amortised cost, Total	101	1,865
Other [Member]
Disclosure of Financial Assets [Line Items]
Other financial assets at amortised cost, Current		43
Other financial assets at amortised cost, Total		43
Other financial assets at fair value through profit or loss, Current	6
Other financial assets at fair value through profit or loss, Total	6
Sundry Foreign [Member]
Disclosure of Financial Assets [Line Items]
Other non-financial assets, Current	713	639
Other non-financial assets, Non-current	4	7
Other non-financial assets, Total	717	646
Prepaid expenses [Member]
Disclosure of Financial Assets [Line Items]
Other non-financial assets, Current	3,230	3,288
Other non-financial assets, Non-current	1,174	1,038
Other non-financial assets, Total	4,404	4,326
Sundry domestic [Member]
Disclosure of Financial Assets [Line Items]
Other non-financial assets, Current	2,552	2,916
Other non-financial assets, Non-current	3	9
Other non-financial assets, Total	2,555	2,925
Assets of post-employment benefit plans [member]
Disclosure of Financial Assets [Line Items]
Other non-financial assets, Non-current	585	717
Other non-financial assets, Total	585	717
Other non financial assets [Member]
Disclosure of Financial Assets [Line Items]
Other non-financial assets, Current	2,604	2,269
Other non-financial assets, Total	2,604	2,269
Lease right-of-use [Member]
Disclosure of Financial Assets [Line Items]
Other non-financial assets, Current	76	211
Other non-financial assets, Non-current	4,832	3,597
Other non-financial assets, Total	R$ 4,908	R$ 3,808